Financial Assets and Liabilities - Summary of Marketable Securities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Marketable Securities [line items]
Marketable securities	R$ 4,388,007	R$ 3,669,109
Government security [member]
Disclosure of Marketable Securities [line items]
Marketable securities	4,371,645	3,543,886
CDB [member]
Disclosure of Marketable Securities [line items]
Marketable securities	1,051	116,963
ESG funds
Disclosure of Marketable Securities [line items]
Marketable securities	15,311
Repurchase agreements [Member]
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 8,260